Organization and Basis of Presentation (Details) - property	3 Months Ended
	Mar. 31, 2018	Jan. 31, 2010
Consolidated Entities [Line Items]
Number of gaming entertainment properties	24
Subsidiary, Borgata
Consolidated Entities [Line Items]
Equity Method Investment, Ownership Percentage		50.00%